PROPERTY AND EQUIPMENT, NET - Additional Information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
PROPERTY AND EQUIPMENT, NET
Depreciation expense	¥ 17,189	¥ 7,390	¥ 10,380